Borrowings - Amounts Due under Long-Term Borrowings (Detail) (USD $) In Thousands, unless otherwise specified	Jan. 31, 2013
Debt Disclosure [Abstract]
2014	$ 5,663
2015	2,559
2016	1,561
2017	314
2018 and after	200,000
Total	$ 210,097